UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taconic Offshore Management LLC
Address: 450 Park Avenue, 9th Floor
         New York, NY  10022

13F File Number:  28-10332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robin S. Rothstein
Title:     Chief Financial Officer
Phone:     (212) 209-3100

Signature, Place, and Date of Signing:

      /s/ Robin S. Rothstein     New York, NY     May 10, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $256,731 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC               COM              02209S103     8885   135884 SH       SOLE                   135884        0        0
AMR CORP                       COM              001765106     3608   337173 SH       SOLE                   337173        0        0
ARGOSY GAMING CO               COM              040228108     6840   148950 SH       SOLE                   148950        0        0
ASK JEEVES INC                 COM              045174109     6546   233120 SH       SOLE                   233120        0        0
BAY VIEW CAP CORP DEL          COM NEW          07262L309     1461    91275 SH       SOLE                    91275        0        0
BEVERLY ENTERPRISES INC        COM NEW          087851309    20224  1633584 SH       SOLE                  1633584        0        0
BLOCKBUSTER INC                CL B             093679207     1237   147957 SH       SOLE                   147957        0        0
CHARTER COMMUNICATIONS INC D   CL A             16117M107      756   472668 SH       SOLE                   472668        0        0
CITIZENS COMMUNICATIONS CO     COM              17453B101     1042    80554 SH       SOLE                    80554        0        0
CREO INC                       COM              225606102     3987   248250 SH       SOLE                   248250        0        0
DYNEGY INC NEW                 CL A             26816Q101      121    30999 SH       SOLE                    30999        0        0
ELAN PLC                       ADR              284131208      161    49600 SH       SOLE                    49600        0        0
GOLD BANC CORP INC             COM              379907108     2090   148950 SH       SOLE                   148950        0        0
GUIDANT CORP                   COM              401698105    36681   496354 SH       SOLE                   496354        0        0
INTEGRATED ELECTRICAL SVC      COM              45811E103      230    83412 SH       SOLE                    83412        0        0
INTERNATIONAL STL GROUP INC    COM              460377104     1685    42652 SH       SOLE                    42652        0        0
KING PHARMACEUTICALS INC       COM              495582108      371    44685 SH       SOLE                    44685        0        0
MASONITE INTL CORP             COM              575384102    30255   868461 SH       SOLE                   868461        0        0
MCI INC                        COM              552691107     5014   201215 SH       SOLE                   201215        0        0
MYLAN LABS INC                 COM              628530107      440    24825 SH       SOLE                    24825        0        0
NEIMAN MARCUS GROUP INC        CL B             640204301     4476    49600 SH       SOLE                    49600        0        0
NORTEL NETWORKS CORP NEW       COM              656568102     9563  3503079 SH       SOLE                  3503079        0        0
NORTHWEST AIRLS CORP           CL A             667280101      415    62062 SH       SOLE                    62062        0        0
OWENS ILL INC                  COM NEW          690768403     3195   127104 SH       SOLE                   127104        0        0
PATINA OIL & GAS CORP          COM              703224105     1986    49650 SH       SOLE                    49650        0        0
PROCTER & GAMBLE CO            COM              742718109     1283    24204 SH       SOLE                    24204        0        0
RETEK INC                      COM              76128Q109     2226   198400 SH       SOLE                   198400        0        0
RIGGS NATL CORP WASH DC        COM              766570105     3317   173775 SH       SOLE                   173775        0        0
SCITEX LTD                     ORD              809090103       96    14895 SH       SOLE                    14895        0        0
SIX FLAGS INC                  COM              83001P109     1135   275542 SH       SOLE                   275542        0        0
SUNGARD DATA SYS INC           COM              867363103    21612   626427 SH       SOLE                   626427        0        0
SYMANTEC CORP                  COM              871503108     2224   104265 SH       SOLE                   104265        0        0
TOYS R US INC                  COM              892335100    37603  1459738 SH       SOLE                  1459738        0        0
U S G CORP                     COM NEW          903293405    10808   325924 SH       SOLE                   325924        0        0
UNISYS CORP                    COM              909214108     5098   722095 SH       SOLE                   722095        0        0
UNITEDGLOBALCOM                CL A             913247508     1996   211012 SH       SOLE                   211012        0        0
UNOCAL CORP                    COM              915289102    17833   289070 SH       SOLE                   289070        0        0
VERITAS SOFTWARE CO            COM              923436109      231     9930 SH       SOLE                     9930        0        0